Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net loss	$ (29,266)	$ (7,394)
Adjustment for non-cash items:
Remeasurement loss (gain) on secured notes	29,690	(36,967)
Environmental rehabilitation expense		6,722
Stock-based compensation	3,269	3,138
Other income - flow-through shares	(4,183)	(1,366)
Income tax (recovery) expense	(8,695)	8,268
Unrealized foreign exchange (gain) loss	(9,150)	21,158
Other non-cash items	362	(2,044)
Adjustment for cash items:
Environmental rehabilitation disbursements	(3,664)	(4,499)
Changes in working capital items:
Amounts receivable and prepaid expenses	457	(845)
Accounts payable and accrued liabilities	(357)	541
Net cash used in operating activities	(21,537)	(13,288)
Investing Activities
Mineral interests, property and equipment	(230,162)	(177,991)
Redemption of short-term deposits	151,854	349,378
Investment in short-term deposits	(70,164)	(401,825)
Long-term receivables and other assets	(54,244)	(30,545)
Interest paid		(14,735)
Redemption of convertible notes receivable	528
Investment in security deposits	(707)	(5,412)
Net cash used in investing activities	(202,895)	(281,130)
Financing Activities
Secured notes	198,825	282,263
Share issuance net of costs	61,519	36,579
Exercise of options	773	7,321
Payment of lease liabilities	(666)	(334)
Net cash from financing activities	260,451	325,829
Effects of exchange rate fluctuation on cash and cash equivalents	269	3,216
Net increase in cash and cash equivalents during the year	36,288	34,627
Cash and cash equivalents, beginning of the year	46,150	11,523
Cash and cash equivalents, end of the year	$ 82,438	$ 46,150